Long-term Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Short-Term Borrowings	$ 121
Long-Term Debt	7,441	$ 6,699
Less: Cash and Cash Equivalents	(378)	(186)	$ (781)	$ (610)
Net Debt	7,184	6,513	8,383
Net Earnings (Loss)	(2,379)	2,194	(2,669)
Add (Deduct):
Interest Income	(9)	(12)	(19)
Foreign Exchange (Gain) Loss, Net	(181)	(404)	854
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Divestiture of Assets	(81)	(2)	795
Other (Income) Loss, Net	40	9	13
Rolling Twelve Month Basis
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Short-Term Borrowings	121
Current Portion of Long-Term Debt			682
Long-Term Debt	7,441	6,699	8,482
Less: Cash and Cash Equivalents	(378)	(186)	(781)
Net Debt	7,184	6,513	8,383
Net Earnings (Loss)	(2,379)	2,194	(2,669)
Add (Deduct):
Finance Costs	536	511	628
Interest Income	(9)	(12)	(19)
Income Tax Expense (Recovery)	(851)	(797)	(920)
Depreciation, Depletion and Amortization	3,464	2,249	2,131
Exploration Expense	91	82	2,123
Unrealized (Gain) Loss on Risk Management	56	149	(1,249)
Foreign Exchange (Gain) Loss, Net	(181)	(404)	854
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Discontinuance			(301)
(Gain) Loss on Divestiture of Assets	(81)	(2)	795
Other (Income) Loss, Net	40	9	13
Adjusted EBITDA	$ 606	$ 4,143	$ 1,436
Net Debt to Adjusted EBITDA	11.9	1.6	5.8